Organization (Details Narrative) - $ / shares	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Organization Details Narrative
Shares authorized	500,000,000	500,000,000	500,000,000
Stock par value	$ 0.001	$ 0.001	$ 0.001